Offerings - Offering: 1	Oct. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	334,938
Proposed Maximum Offering Price per Unit	236.26
Maximum Aggregate Offering Price	$ 79,132,451.88
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,884.52
Offering Note	(a) This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registration statement on Form S-3ASR (File No. 333-286204) of Welltower Inc. (the "Registrant") filed on March 28, 2025 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). (b) Represents up to 334,938 shares of the Registrant's common stock, par value $1.00 per share ("Common Stock"), that may be issued from time to time if, and to the extent that, holders of Class B LP Units of HCN Canadian Investment (Silver Quebec) LP, an Ontario limited partnership, present such units for exchange or such units are otherwise required to be exchanged in accordance with their terms. (c) Pursuant to Rule 416 under the Securities Act, the shares of Common Stock offered hereby shall also be deemed to cover such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. (d) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high and low prices for the Common Stock reported on the New York Stock Exchange on October 22, 2026.